Item 1 – Schedule of Investments

American Growth Fund American Growth Cannabis Fund
April 30, 2021
(unaudited)

Common Stock 92.09%	Shares	Market Value
Medicinal Chemicals & Botanical Products 23.70%
HEXO Corp.*	17,450	$117,264
Aurora Cannabis Inc.*	12,600	112,644
Aphria Inc.*	6,500	99,970
Sundial Growers Inc.*	111,900	96,626
Tilray Inc.*	5,100	93,534
Canopy Growth Corporation*	2,100	56,595
		576,633
Pharmaceutical Preparations 18.00%
GW Pharmaceuticals Plc*	570	124,830
Neptune Wellness Solutions Inc.*	85,200	112,464
Emerald Health Therapeutics, Inc.*	500,000	105,000
Organigram Holdings Inc.*	36,000	95,580
		437,874
Drug Manufacturers 10.49%
The Valens Company Inc. *	87,850	255,213
		255,213
Real Estate Investment Trusts 5.93%
Power REIT*	3,200	144,192
		144,192
Retail - Building Materials, Hardware, Garden Supply 4.62%
GrowGeneration, Corp*	2,580	112,488
		112,488
Biological Products 4.57%
Gilead Sciences Inc.	1,750	111,072
		111,072
Agriculture Chemicals 4.51%
Scotts Miracle-Gro Company	475	109,801
		109,801

Exchange Traded Funds 4.41%
Amplify Seymour Cannabis ETF	4,000	$107,200
		107,200
Retail – Cyclical 4.31%
Namaste Technologies*	507,100	104,919
		104,919
Real Estate 4.07%
Innovative Industrial Properties Inc	540	98,890
		98,890
Electric Services 2.64%
Tennessee Valley Authority	2,500	64,250
		64,250
Perfumes, Cosmetics & Other Toilet Preparations 2.60%
cbdMD Inc.*	16,400	63,140
		63,140
Steel Works, Blast Furnaces & Rolling & Finishing Mills 1.51%
Gibraltar Inds Inc Com *	400	36,744
		36,744
Agriculture Production - Crops 0.73%
Village Farms Intl Inc Com *	1,600	17,872
		17,872

Total Value Common Stocks (cost 2,262,878)	92.09%	2,240,288
Cash and Receivable, less liabilities	7.91%	192,357
Total Net Assets	100.00%	$2,432,645

*	Non-income producing security during last 12 months

Gross Unrealized appreciation on investment securities	163,812
Gross Unrealized depreciation on investment securities	(186,403)
Net Unrealized depreciation on investment securities	(22,591)
Cost of investment securities for federal income tax purposes	2,262,879

Securities Valuations - The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used, as of April 30, 2021, in valuing the Fund's assets carried at fair value:

Equity	Level 1	Level 2	Level 3	Total
Common Stock	$2,240,288	$0	$0	$2,240,288